Eaton Vance
Core Bond Fund
September 30, 2025 (Unaudited)

Eaton Vance Core Bond Fund (the Fund), a diversified series of Eaton Vance Special Investment Trust, invests its assets in Core Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2025, the value of the Fund’s investment in the Portfolio was $352,324,945 and the Fund owned 47.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.1%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$1,948	$ 2,015,532
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45%, 12/26/31(1)	1,031	1,041,028
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29(1)	1,203	1,199,281
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	1,530	1,569,773
Bridge Trust, Series 2025-SFR1, Class C, 4.20%, 9/17/42(1)	995	941,261
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	2,023	2,056,857
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33(1)	2,216	2,226,096
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	1,271	1,287,513
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	1,070	1,073,847
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	2,310	2,348,231
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,178	1,095,534
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,790	1,747,832
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	1,360	1,380,262
DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.18%, 9/27/55(1)	1,905	1,910,443
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,151,868
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	315	311,258
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	1,603	1,560,780
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,607,809
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	301,156
Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.237%, 1/20/51(1)	1,514	1,464,724
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	633	634,484
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	1,173	1,179,337
Falcon Aerospace Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	317	312,067
FIGRE Trust, Series 2025-HE5, Class A, 5.285%, 8/25/55(1)(2)	691	700,378
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	2,695	2,712,118
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,181,022
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	1,531	1,566,466
GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	1,699	1,721,312
Security	Principal Amount (000's omitted)	Value
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	$918	$ 917,352
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	879	855,385
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	2,185	2,211,063
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,023	1,022,780
LAD Auto Receivables Trust, Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	698	699,889
Lendbuzz Securitization Trust, Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	3,420	3,430,878
Lunar Aircraft Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	176	173,888
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	2,696	2,549,900
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,191	2,208,798
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	2,122	2,127,924
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,312	1,244,496
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	535	523,343
OBX Trust, Series 2025-HE1, Class A1, 5.956%, (30-day SOFR Average + 1.60%), 2/25/55(1)(3)	1,437	1,450,858
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	420	411,268
Series 2021-C, Class A, 2.18%, 10/8/31(1)	2,096	2,056,721
Series 2025-A, Class A, 5.01%, 2/8/33(1)	2,922	2,926,562
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	19	19,013
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	2	2,382
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	882	890,317
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	898	900,291
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	3,085	3,123,354
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	918	940,981
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	980	941,905
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	1,493	1,523,668
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 7.358%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	2,100	2,121,373
Series 2025-GT1, Class A, 6.608%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	350	352,069
Research-Driven Pagaya Motor Asset Trust, Series 2025-1A, Class A, 5.044%, 6/27/33(1)	2,126	2,137,849
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,184	2,188,183
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	525	495,535
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	612	544,074

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	$3,532	$ 3,500,325
SoFi Consumer Loan Program Trust, Series 2025-1, Class B, 5.12%, 2/27/34(1)	1,100	1,113,333
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,737	1,713,058
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	450	426,917
STAR Trust:
Series 2025-SFR5, Class A, 5.601%, (1 mo. SOFR + 1.45%), 2/17/42(1)(3)	3,446	3,457,884
Series 2025-SFR6, Class B, 5.801%, (1 mo. SOFR + 1.65%), 8/17/42(1)(3)	1,656	1,658,224
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	815	816,902
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)	655	658,625
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	202	159,420
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,737	1,614,476
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,587	1,336,314
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728%, 9/26/33(1)	1,528	1,530,978
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	1,937	2,319,639
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	2,103,968
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	846,422
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	757	725,032
Series 2020-A, Class C, 6.657%, 3/15/45(1)	108	106,331
Total Asset-Backed Securities (identified cost $105,278,086)		$ 105,378,216

Collateralized Mortgage Obligations — 4.0%
Security	Principal Amount (000's omitted)	Value
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.04%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)	$1,797	$ 1,805,381
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,369	1,335,795
Champs Trust, Series 2025-2, Class A, 8.04%, 10/25/60(1)(2)	1,843	1,910,842
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	708	720,433
FARM Mortgage Trust, Series 2024-2, Class A, 5.191%, 8/1/54(1)(2)	1,207	1,210,962
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	160	165,165
Series 5483, Class FB, 5.786%, (30-day SOFR Average + 1.43%), 12/25/54(3)	2,507	2,520,221
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5529, Class AF, 5.356%, (30-day SOFR Average + 1.00%), 3/25/55(3)	$2,907	$ 2,908,278
Series 5556, Class FA, 5.506%, (30-day SOFR Average + 1.15%), 7/25/55(3)	2,854	2,859,927
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA2, Class M1A, 5.656%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	289	290,416
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	27	27,699
Series 2013-6, Class HD, 1.50%, 12/25/42	44	39,519
Series 2014-70, Class KP, 3.50%, 3/25/44	200	194,917
Series 2025-75, Class FA, 5.406%, (30-day SOFR Average + 1.05%), 9/25/55(3)	2,074	2,076,739
Federal National Mortgage Association Connecticut Avenue Securities, Series 2019-R06, Class 2B1, 8.221%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	2,192	2,247,071
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	660,647
Series 2023-84, Class MW, 6.00%, 6/20/53	653	680,969
Series 2023-101, Class FM, 5.289%, (30-day SOFR Average + 0.90%), 7/20/53(3)	2,936	2,936,252
Series 2025-2, Class FB, 5.439%, (30-day SOFR Average + 1.05%), 12/20/54(3)	2,963	2,969,196
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(2)	1,479	1,505,804
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(2)	970	986,186
Total Collateralized Mortgage Obligations (identified cost $29,735,212)		$ 30,052,419

Commercial Mortgage-Backed Securities — 7.2%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$3,325	$ 2,932,128
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	1,635	1,169,808
BAMLL Trust, Series 2024-BHP, Class A, 6.50%, (1 mo. SOFR + 2.35%), 8/15/39(1)(3)	1,890	1,898,654
BPR Trust, Series 2022-SSP, Class A, 7.15%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,287,095
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.215%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	1,650	1,645,647
Series 2021-VOLT, Class C, 5.365%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,263	1,258,538
Series 2021-VOLT, Class D, 5.915%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	806	803,864
Series 2022-CSMO, Class A, 6.265%, (1 mo. SOFR + 2.115%), 6/15/27(1)(3)	1,335	1,343,868

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
BX Trust, Series 2025-GW, Class B, 6.00%, (1 mo. SOFR + 1.850%), 7/15/42(1)(3)	$1,745	$ 1,753,190
Durst Commercial Mortgage Trust, Series 2025-151, Class C, 6.019%, 8/10/42(1)(2)	1,925	1,958,061
Extended Stay America Trust, Series 2021-ESH, Class C, 5.965%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,309	2,311,585
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.159%, 3/25/28(2)	454	444,900
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,148,935
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.221%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	1,092	1,113,266
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class B, 6.00%, (1 mo. SOFR + 1.85%), 12/15/39(1)(3)	1,750	1,754,103
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,165,495
Great Wolf Trust, Series 2024-WOLF, Class A, 5.692%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	2,369	2,376,221
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.543%, (1 mo. SOFR + 1.393%), 3/15/42(1)(3)	1,300	1,302,564
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.792%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	1,611	1,615,177
Series 2024-DPLO, Class B, 6.141%, (1 mo. SOFR + 1.991%), 6/15/41(1)(3)	1,335	1,339,662
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.40%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)	2,306	2,306,687
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.66%, 9/15/47(1)(2)	260	178,750
Series 2014-C23, Class D, 4.188%, 9/15/47(1)(2)	2,000	1,819,685
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.116%, 1/15/46(1)(2)	164	157,740
Series 2021-MHC, Class C, 5.816%, (1 mo. SOFR + 1.664%), 4/15/38(1)(3)	2,425	2,426,479
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.091%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	1,380	1,384,763
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.872%, 5/15/49(2)(5)	993	924,073
NYCT Trust, Series 2024-3ELV, Class A, 6.141%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	1,000	1,006,087
ORL Trust:
Series 2024-GLKS, Class A, 5.643%, (1 mo. SOFR + 1.493%), 12/15/39(1)(3)	2,081	2,084,569
Series 2024-GLKS, Class B, 6.042%, (1 mo. SOFR + 1.892%), 12/15/39(1)(3)	688	689,639
PENN Commercial Mortgage Trust, Series P11, Class A, 5.522%, 8/10/42(1)(2)	1,410	1,436,988
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 5.542%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	872	870,857
Security	Principal Amount (000's omitted)	Value
TX Trust, Series 2024-HOU, Class A, 5.742%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	$1,995	$ 1,994,356
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	523	552,657
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	470,792
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(2)	1,340	1,356,459
Total Commercial Mortgage-Backed Securities (identified cost $54,311,328)		$ 53,283,342

Corporate Bonds — 24.5%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.5%
Boeing Co.:
5.805%, 5/1/50	$1,354	$ 1,353,612
5.93%, 5/1/60	360	359,920
Hexcel Corp., 5.875%, 2/26/35	2,000	2,092,714
		$ 3,806,246
Air Transport — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,299,806
		$ 2,299,806
Airlines — 0.3%
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	$1,960	$ 1,961,897
5.308%, 10/20/31(1)	465	463,111
		$ 2,425,008
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	$210	$ 209,536
7.35%, 3/6/30	1,082	1,158,515
General Motors Financial Co., Inc., 5.95%, 4/4/34	865	898,691
Hyundai Capital America, 4.50%, 9/18/30(1)	2,417	2,406,546
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	1,710	1,753,895
Toyota Motor Credit Corp., 4.65%, 1/5/29	2,110	2,150,106
		$ 8,577,289
Banks — 7.0%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(6)	$1,300	$ 1,320,643
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(6)	1,000	975,972
4.175% to 3/24/27, 3/24/28(6)	200	199,745
5.294%, 8/18/27	400	407,768

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(6)	$7,087	$ 6,569,490
5.933% to 9/15/26, 9/15/27(6)	2,225	2,262,274
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(6)	2,125	2,160,344
Barclays PLC, 6.496% to 9/13/26, 9/13/27(6)	1,129	1,152,019
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	982,725
7.625% to 2/11/30, 2/11/35(1)(6)	673	709,679
BNP Paribas SA:
5.125% to 1/13/28, 1/13/29(1)(6)	1,494	1,524,135
7.75% to 8/16/29(1)(6)(7)	787	835,599
9.25% to 11/17/27(1)(6)(7)	634	683,172
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(6)	1,462	1,629,869
Citigroup, Inc., Series W, 4.00% to 12/10/25(6)(7)	1,260	1,256,632
Citizens Financial Group, Inc., 5.253% to 3/5/30, 3/5/31(6)	220	225,537
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(6)	985	1,002,111
Goldman Sachs Group, Inc., 5.218% to 4/23/30, 4/23/31(6)	1,970	2,037,600
ING Groep NV, 5.525% to 3/25/35, 3/25/36(6)	1,493	1,549,699
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	269	269,989
8.248% to 11/21/32, 11/21/33(1)(6)	1,555	1,835,746
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(6)	2,649	2,737,289
5.581% to 4/22/29, 4/22/30(6)	2,650	2,768,713
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(6)	50	52,189
Royal Bank of Canada:
4.696% to 8/6/30, 8/6/31(6)	3,894	3,947,039
5.153% to 2/4/30, 2/4/31(6)	425	438,039
Societe Generale SA:
5.512% to 5/22/30, 5/22/31(1)(6)	2,321	2,388,613
6.10% to 4/13/32, 4/13/33(1)(6)	770	811,998
Swedbank AB, 6.136%, 9/12/26(1)	1,718	1,750,631
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	690	687,834
5.625%, 2/15/28	750	765,853
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(6)	680	706,180
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	605	596,381
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(6)	2,181	2,308,154
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,246	1,099,702
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	616,261
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	1,182	1,199,800
		$ 52,465,424
Security	Principal Amount (000's omitted)	Value
Biotechnology — 0.3%
Biogen, Inc., 6.45%, 5/15/55	$1,673	$ 1,795,099
Royalty Pharma PLC, 5.20%, 9/25/35	528	527,755
		$ 2,322,854
Building Materials — 0.3%
Masterbrand, Inc., 7.00%, 7/15/32(1)	$1,278	$ 1,322,425
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	967	1,002,415
		$ 2,324,840
Chemicals — 0.2%
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	$1,175	$ 1,222,297
		$ 1,222,297
Commercial Services — 0.1%
Ford Foundation, 2.415%, 6/1/50	$650	$ 392,199
		$ 392,199
Computers — 0.2%
Kyndryl Holdings, Inc., 6.35%, 2/20/34	$1,218	$ 1,302,226
		$ 1,302,226
Diversified Financial Services — 4.8%
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(6)	$666	$ 678,807
5.737% to 5/15/28, 5/15/29(6)	1,000	1,023,832
6.848% to 1/3/29, 1/3/30(6)	35	37,038
Apollo Global Management, Inc., 5.15%, 8/12/35	1,410	1,417,659
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	3,160	2,876,799
Brookfield Asset Management Ltd.:
5.795%, 4/24/35	1,991	2,086,852
6.077%, 9/15/55	1,683	1,747,570
CI Financial Corp., 7.50%, 5/30/29(1)	1,990	2,121,662
Citadel LP, 6.375%, 1/23/32(1)	2,154	2,281,153
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(1)	1,275	1,340,321
Enact Holdings, Inc., 6.25%, 5/28/29	2,575	2,694,039
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	4,514	4,596,176
Jefferies Financial Group, Inc., 6.20%, 4/14/34	351	373,323
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	815	797,797
4.375%, 5/15/31(1)	425	411,649
5.75%, 6/15/35	1,215	1,246,938
Marex Group PLC, 6.404%, 11/4/29	2,105	2,171,531
Nuveen LLC, 5.85%, 4/15/34(1)	1,169	1,230,863
Raymond James Financial, Inc.:
4.90%, 9/11/35	1,908	1,888,099
5.65%, 9/11/55	1,113	1,105,506
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	2,080	1,944,122

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)	$611	$ 612,561
Stifel Financial Corp., 4.00%, 5/15/30	993	973,662
		$ 35,657,959
Electric — 1.3%
Capital Power U.S. Holdings, Inc., 5.257%, 6/1/28(1)	$1,400	$ 1,427,125
Engie SA, 5.625%, 4/10/34(1)	2,250	2,346,325
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35	2,095	2,168,025
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(6)	1,634	1,629,938
Vistra Operations Co. LLC, 5.70%, 12/30/34(1)	1,765	1,827,979
		$ 9,399,392
Healthcare Services — 0.6%
Centene Corp.:
2.50%, 3/1/31	$130	$ 112,065
3.375%, 2/15/30	1,589	1,462,773
4.625%, 12/15/29	798	774,245
HCA, Inc., 6.20%, 3/1/55	1,360	1,404,859
LifePoint Health, Inc., 9.875%, 8/15/30(1)	830	899,876
		$ 4,653,818
Insurance — 2.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$900	$ 930,616
American International Group, Inc.:
4.85%, 5/7/30	705	721,668
5.45%, 5/7/35	1,264	1,317,547
American National Global Funding:
5.25%, 6/3/30(1)	875	892,945
5.55%, 1/28/30(1)	420	432,964
American National Group, Inc.:
5.75%, 10/1/29	657	680,041
6.144%, 6/13/32(1)	433	454,563
Athene Global Funding, 4.86%, 8/27/26(1)	2,432	2,448,488
Athene Holding Ltd., 6.625%, 5/19/55	1,198	1,283,230
Fortitude Global Funding, 4.625%, 10/6/28(1)(8)	1,805	1,807,109
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,144	1,188,585
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,487	2,246,974
6.75%, 3/15/54(1)	2,143	2,270,815
7.95%, 6/15/33(1)	30	34,791
Intact Financial Corp., 5.459%, 9/22/32(1)	1,159	1,195,186
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,416	1,391,082
NLG Global Funding:
4.35%, 9/15/30(1)	1,875	1,856,527
5.40%, 1/23/30(1)	90	93,294
		$ 21,246,425
Security	Principal Amount (000's omitted)	Value
Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., 5.375%, 1/15/36(8)	$1,465	$ 1,474,110
		$ 1,474,110
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$601	$ 626,220
6.00%, 6/14/30	1,680	1,750,292
		$ 2,376,512
Machinery - Diversified — 0.1%
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$868	$ 913,126
		$ 913,126
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$696	$ 482,617
4.80%, 3/1/50	2,480	1,965,508
		$ 2,448,125
Mining — 0.3%
Novelis Corp., 4.75%, 1/30/30(1)	$960	$ 926,874
South32 Treasury Ltd., 4.35%, 4/14/32(1)	1,003	963,672
		$ 1,890,546
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 706,685
		$ 706,685
Oil and Gas — 0.2%
Diamondback Energy, Inc., 5.40%, 4/18/34	$819	$ 836,405
Parkland Corp., 4.625%, 5/1/30(1)	990	963,159
		$ 1,799,564
Pharmaceuticals — 0.5%
AbbVie, Inc., 5.50%, 3/15/64	$1,411	$ 1,411,380
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	2,583	2,497,949
		$ 3,909,329
Pipelines — 0.3%
ONEOK, Inc., 6.05%, 9/1/33	$1,945	$ 2,063,177
		$ 2,063,177
Real Estate Investment Trusts (REITs) — 0.8%
American Assets Trust LP, 3.375%, 2/1/31	$905	$ 822,412
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	1,649	1,605,220
EPR Properties:
3.60%, 11/15/31	545	503,338

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
EPR Properties: (continued)
3.75%, 8/15/29	$326	$ 313,941
4.95%, 4/15/28	751	756,977
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)	235	216,870
Healthpeak OP LLC, 4.75%, 1/15/33	1,329	1,321,098
VICI Properties LP, 5.75%, 4/1/34	740	769,361
		$ 6,309,217
Semiconductors — 0.5%
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	$2,633	$ 2,778,889
Qorvo, Inc., 3.375%, 4/1/31(1)	775	712,746
		$ 3,491,635
Software — 0.7%
Fiserv, Inc., 5.35%, 3/15/31	$1,080	$ 1,124,017
Oracle Corp.:
3.60%, 4/1/50	675	475,513
5.20%, 9/26/35	3,890	3,912,902
		$ 5,512,432
Telecommunications — 0.3%
AT&T, Inc., 3.65%, 6/1/51	$1,052	$ 761,295
Zegona Finance PLC, 8.625%, 7/15/29(1)	1,098	1,170,830
		$ 1,932,125
Total Corporate Bonds (identified cost $179,460,560)		$ 182,922,366

Exchange-Traded Funds — 2.9%
Security	Shares	Value
Fixed-Income Funds — 2.9%
Eaton Vance Short Duration Income ETF(9)	285,000	$ 14,650,425
Eaton Vance Ultra-Short Income ETF(9)	130,000	6,625,450
Total Exchange-Traded Funds (identified cost $21,105,190)		$ 21,275,875

Preferred Stocks — 0.2%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners LP, Series A, 5.75%	83,921	$ 1,124,541
		$ 1,124,541
Security	Shares	Value
Wireless Telecommunication Services — 0.0%†
T-Mobile USA, Inc., 5.50%	7,640	$ 174,574
		$ 174,574
Total Preferred Stocks (identified cost $2,258,465)		$ 1,299,115

Taxable Municipal Obligations — 0.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,274,330
		$ 1,274,330
Water and Sewer — 0.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 749,221
Green Bonds, 2.184%, 9/1/31	650	583,072
Green Bonds, 2.264%, 9/1/32	585	514,699
Green Bonds, 2.344%, 9/1/33	635	548,641
		$ 2,395,633
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,669,963

U.S. Government Agency Mortgage-Backed Securities — 28.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$534	$ 475,502
3.00%, with various maturities to 2046	2,315	2,109,640
3.50%, with various maturities to 2048	2,234	2,102,374
4.00%, with various maturities to 2047	1,781	1,719,356
4.50%, with various maturities to 2044	539	539,582
5.00%, 11/1/54	7,272	7,217,465
5.50%, with various maturities to 2055	33,573	33,905,808
6.00%, 6/1/53	256	262,887
Federal National Mortgage Association:
2.50%, 3/1/47	645	560,503
3.00%, 7/1/49	578	517,241
3.50%, with various maturities to 2047	3,409	3,210,489
4.00%, with various maturities to 2046	1,174	1,134,742
4.50%, 2/1/44	198	197,092
5.00%, 7/1/41	176	179,208
5.50%, with various maturities to 2055	28,578	28,856,337
Government National Mortgage Association:
2.50%, with various maturities to 2051	2,555	2,181,436

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
3.50%, 12/20/45	$719	$ 667,771
5.50%, 6/20/53	2,007	2,052,219
6.00%, with various maturities to 2053	456	470,714
7.00%, 6/20/53	779	817,681
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(10)	5,930	5,589,720
5.00%, 30-Year, TBA(10)	67,311	66,761,470
5.50%, 30-Year, TBA(10)	52,375	52,819,292
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $215,975,150)		$ 214,348,529

U.S. Treasury Obligations — 25.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.625%, 11/15/50	$6,770	$ 3,634,272
1.875%, 11/15/51	1,318	745,854
2.00%, 11/15/41	8,644	6,073,592
2.00%, 8/15/51	347	203,381
2.25%, 8/15/46	1,263	843,053
2.25%, 2/15/52	3,364	2,087,388
2.375%, 2/15/42	1,813	1,344,286
2.875%, 8/15/45	3,755	2,854,313
2.875%, 5/15/52	1,099	784,454
3.00%, 5/15/45	798	621,255
3.00%, 8/15/52	4,144	3,031,838
3.625%, 2/15/53	1,354	1,119,943
3.625%, 5/15/53	949	783,973
3.875%, 2/15/43	2,631	2,388,660
4.00%, 11/15/42	802	741,386
4.50%, 2/15/36	594	613,885
4.50%, 11/15/54	679	653,962
4.625%, 5/15/44	1,399	1,389,109
4.75%, 11/15/43	17,070	17,256,198
4.75%, 2/15/45	477	480,093
5.00%, 5/15/37	857	919,233
U.S. Treasury Notes:
0.375%, 11/30/25	3,634	3,612,003
0.375%, 12/31/25	28,291	28,037,767
0.375%, 1/31/26	4,956	4,897,413
0.625%, 5/15/30	250	217,368
0.75%, 4/30/26	4,821	4,736,828
1.125%, 2/29/28	7,680	7,243,050
1.125%, 2/15/31	3,894	3,403,523
1.25%, 4/30/28	3,455	3,255,460
1.25%, 8/15/31	223	192,904
1.875%, 2/28/27	20,027	19,536,201
2.75%, 4/30/27	18,000	17,753,906
2.875%, 11/30/25	500	499,011
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.125%, 8/31/27	$3,713	$ 3,679,133
3.50%, 1/31/28	2,593	2,586,467
3.875%, 12/31/27	2,000	2,011,250
4.00%, 2/28/30	1,640	1,659,283
4.00%, 2/15/34	3,984	3,974,429
4.125%, 9/30/27	1,600	1,615,594
4.125%, 11/30/29	19,707	20,026,854
4.25%, 5/15/35	7,500	7,570,313
4.25%, 8/15/35	249	251,043
4.375%, 8/15/26	4,040	4,061,334
4.625%, 2/15/35	983	1,021,782
Total U.S. Treasury Obligations (identified cost $199,116,145)		$ 190,413,044

Short-Term Investments — 9.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(11)	69,011,362	$ 69,011,362
Total Short-Term Investments (identified cost $69,011,362)		$ 69,011,362
Total Investments — 117.0% (identified cost $880,371,498)		$ 871,654,231
Other Assets, Less Liabilities — (17.0)%		$(126,350,200)
Net Assets — 100.0%		$ 745,304,031
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $238,850,940 or 32.0% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2025.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	When-issued security.

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

(9)	Affiliated fund.
(10)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(11)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,343,551	EUR	1,979,334	Bank of America, N.A.	12/17/25	$9,523	$ —
						$9,523	$—
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	1,462	Long	12/31/25	$ 159,643,548	$ 85,413
U.S. 10-Year Treasury Note	173	Long	12/19/25	19,462,500	67,677
U.S. Long Treasury Bond	383	Long	12/19/25	44,655,406	797,940
U.S. Ultra 10-Year Treasury Note	344	Long	12/19/25	39,586,875	103,934
U.S. 2-Year Treasury Note	(607)	Short	12/31/25	(126,497,852)	(69,800)
U.S. Ultra-Long Treasury Bond	(121)	Short	12/19/25	(14,527,563)	(346,674)
					$638,490
Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At September 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: The Portfolio enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates.

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $91,211,310, which represents 12.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.872%, 5/15/49	$ 935,082	$ —	$ —	$ —	$(11,009)	$ 924,073	$ 35,764	$993,200
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	—	14,467,840	—	—	182,585	14,650,425	370,286	285,000
Eaton Vance Ultra-Short Income ETF	1,267,250	5,367,600	—	—	(9,400)	6,625,450	62,020	130,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	56,230,488	280,878,568	(268,097,694)	—	—	69,011,362	2,625,671	69,011,362
Total				$ —	$162,176	$91,211,310	$3,093,741
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$105,378,216	$ —	$105,378,216
Collateralized Mortgage Obligations	—	30,052,419	—	30,052,419
Commercial Mortgage-Backed Securities	—	53,283,342	—	53,283,342
Corporate Bonds	—	182,922,366	—	182,922,366
Exchange-Traded Funds	21,275,875	—	—	21,275,875
Preferred Stocks	1,299,115	—	—	1,299,115
Taxable Municipal Obligations	—	3,669,963	—	3,669,963
U.S. Government Agency Mortgage-Backed Securities	—	214,348,529	—	214,348,529
U.S. Treasury Obligations	—	190,413,044	—	190,413,044
Short-Term Investments	69,011,362	—	—	69,011,362
Total Investments	$91,586,352	$780,067,879	$ —	$871,654,231
Forward Foreign Currency Exchange Contracts	$ —	$ 9,523	$ —	$ 9,523
Futures Contracts	1,054,964	—	—	1,054,964
Total	$92,641,316	$780,077,402	$ —	$872,718,718

Core Bond Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (416,474)	$ —	$ —	$ (416,474)
Total	$ (416,474)	$ —	$ —	$ (416,474)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.